Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Rollforward of Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance AOCI December 31, 2013, Defined Benefit Plans Before-Tax	$ (41,223)
Net actuarial gain/(loss), Defined Benefit Plans Before-Tax	(173,646)	100,345	(74,853)
Translation adjustments, Defined Benefit Plans Before-Tax	0
FSIRS amounts reclassified from AOCI, FSIRS - Tax (Expense) Benefit	(1,272)	(1,271)	(1,064)
Amortization of prior service costs, Defined Benefit Plans Before-Tax	355	355
Amortization of net actuarial loss, Defined Benefit Plans Before-Tax	23,656	34,177	25,597
Prior service cost, Defined Benefit Plans Before-Tax	(6,661)		(2,423)
Regulatory adjustment, Defined Benefit Plans Before-Tax	140,308	(123,630)	42,771
Net current period other comprehensive income (loss), Defined Benefit Plans Before-Tax	(15,988)	11,247	(8,041)
Less: Translation adjustment attributable to redeemable noncontrolling interest, Defined Benefit Plans Before-Tax	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Defined Benefit Plans Before-Tax	(15,988)
Ending Balance AOCI December 31, 2014, Defined Benefit Plans Before-Tax	(57,211)	(41,223)
Beginning Balance AOCI December 31, 2013, Defined Benefit Plans Tax (Expense) Benefit	15,665
Net actuarial gain/(loss), Tax Expense or Benefit	65,985	(38,131)	28,444
Translation adjustments, Defined Benefit Plans Tax (Expense) Benefit	0
Amortization of prior service costs, Defined Benefit Plans Tax (Expense) Benefit	(135)	(135)
Amortization of net actuarial loss, Defined Benefit Plans Tax (Expense) Benefit	(8,989)	(12,987)	(9,727)
Prior service cost, Defined Benefit Plans Tax (Expense) Benefit	2,531		921
Regulatory adjustment, Defined Benefit Plans Tax (Expense) Benefit	(53,317)	46,979	(16,253)
Net current period other comprehensive income (loss), Defined Benefit Plans Tax (Expense) Benefit	6,075	(4,274)	3,056
Less: Translation adjustment attributable to redeemable noncontrolling interest, Defined Benefit Plans Tax (Expense) Benefit	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Defined Benefit Plans Tax (Expense) Benefit	6,075
Ending Balance AOCI December 31, 2014 Defined Benefit Plans Tax (Expense) Benefit	21,740	15,665
Beginning Balance AOCI December 31, 2013, Defined Benefit Plans After-Tax	(25,558)
Net actuarial gain/(loss), Defined Benefit Plans After-Tax	(107,661)	62,214	(46,409)
Translation adjustments, Defined Benefit Plans After-Tax	0
Amortization of prior service costs, Defined Benefit Plans After-Tax	220	220
Amortization of net actuarial (gain)/loss, Net-of-Tax Amount	14,667	21,190	15,870
Prior service cost	(4,130)		(1,502)
Regulatory adjustment, Defined Benefit Plans After-Tax	86,991
Net defined benefit pension plans	(9,913)	6,973	(4,985)
Less: Translation adjustment attributable to redeemable noncontrolling interest, Defined Benefit Plans After-Tax	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Defined Benefit Plans After-Tax	(9,913)
Ending Balance AOCI December 31, 2014, Defined Benefit Plans After-Tax	(35,471)	(25,558)
Beginning Balance AOCI December 31, 2013, FSIRS - Before-Tax	(26,033)
FSIRS amounts reclassified from AOCI, FSIRS - Before-Tax	3,345	3,345	2,801
FSIRS other comprehensive income (loss), Before-Tax Amount	3,345	3,345	5,760
Less: Translation adjustment attributable to redeemable noncontrolling interest, FSIRS - Before-Tax	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, FSIRS - Before-Tax	3,345
Ending Balance AOCI December 31, 2014, FSIRS - Before-Tax	(22,688)	(26,033)
Beginning Balance AOCI December 31, 2013, FSIRS - Tax (Expense) Benefit	9,893
FSIRS other comprehensive income (loss), Tax (Expense) or Benefit	(1,272)	(1,271)	(2,189)
Less: Translation adjustment attributable to redeemable noncontrolling interest, FSIRS - Tax (Expense) Benefit	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, FSIRS - Tax (Expense) Benefit	(1,272)
Ending Balance AOCI September 30, 2014, FSIRS - Tax (Expense) Benefit	8,621	9,893
Beginning Balance AOCI December 31, 2013, FSIRS - After-Tax	(16,140)
FSIRS amounts reclassified from AOCI, FSIRS - After-Tax	2,073	2,074	1,737
Net forward-starting interest rate swaps	2,073	2,074	3,571
Less: Translation adjustment attributable to redeemable noncontrolling interest, FSIRS - After-Tax	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, FSIRS - After-Tax	2,073
Ending Balance AOCI December 31, 2014, FSIRS - After-Tax	(14,067)	(16,140)
Net actuarial gain/(loss), Foreign Currency Items Before-Tax	0
Translation adjustments, Foreign Currency Items Before-Tax	(659)
Other comprehensive income before reclassifications, Foreign Currency Items Before-Tax	(659)
FSIRS amounts reclassified from AOCI, Foreign Currency Items Before-Tax	0
Amortization of prior service cost, Foreign Currency Items Before-Tax	0
Amortization of net actuarial loss, Foreign Currency Items Before-Tax	0
Prior service cost, Foreign Currency Items Before-Tax	0
Regulatory adjustment, Foreign Currency Items Before-Tax	0
Net current period other comprehensive income (loss), Foreign Currency Items Before-Tax	(659)
Less: Translation adjustment attributable to redeemable noncontrolling interest, Foreign Currency Items Before-Tax	(22)
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Foreign Currency Items Before-Tax	(659)
Ending Balance AOCI December 31, 2014, Foreign Currency Items Before-Tax	(637)
Beginning Balance AOCI December 31, 2013,Foreign Currency items - Tax (Expense) Benefit	0
Net actuarial gain/(loss),Foreign Currency items - Tax (Expense) Benefit	0
Translation adjustments,Foreign Currency items - Tax (Expense) Benefit	0	0	0
Other comprehensive income before reclassifications,Foreign Currency items - Tax (Expense) Benefit	0
FSIRS amounts reclassified from AOCI ,Foreign Currency items - Tax (Expense) Benefit	0
Amortization of prior service cost ,Foreign Currency items - Tax (Expense) Benefit	0
Amortization of net actuarial loss,Foreign Currency items - Tax (Expense) Benefit	0
Prior service cost ,Foreign Currency items - Tax (Expense) Benefit	0
Regulatory adjustment,Foreign Currency items - Tax (Expense) Benefit	0
Net current period other comprehensive income (loss),Foreign Currency items - Tax (Expense) Benefit	0
Less: Translation adjustment attributable to redeemable noncontrolling interest ,Foreign Currency items - Tax (Expense) Benefit	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation , Foreign Currency items - Tax (Expense) Benefit	0	0	0
Ending Balance AOCI December 31, 2014,Foreign Currency items - Tax (Expense) Benefit	0	0
Net actuarial gain/(loss), Foreign Currency items - After-Tax	0
Translation adjustments, Foreign Currency items - After-Tax	(659)
Other comprehensive income before reclassifications, Foreign Currency items - After-Tax	(659)
FSIRS amounts reclassified from AOCI, Foreign Currency items - After-Tax	0
Amortization of prior service cost, Foreign Currency items - After-Tax	0
Amortization of net actuarial loss, Foreign Currency items - After-Tax	0
Prior service cost, Foreign Currency items - After-Tax	0
Regulatory adjustment, Foreign Currency items - After-Tax	0
Net current period other comprehensive income (loss), Foreign Currency items - After-Tax	(659)
Less: Translation adjustment attributable to redeemable noncontrolling interest, Foreign Currency items - After-Tax	(22)
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Foreign Currency Items - After-Tax	(659)
Ending Balance AOCI December 31, 2014, Foreign Currency items - After-Tax	(637)
Beginning Balance AOCI December 31, 2013, AOCI	(41,698)
Net actuarial gain/(loss), AOCI	(107,661)	62,214	(46,409)
Translation adjustments, AOCI	(659)
Amounts reclassified into net income (Notes 5 and 12)	2,073	2,074	1,737
Amortization of prior service cost, AOCI	220	220
Amortization of net actuarial loss	14,667	21,190	15,870
Prior service cost, AOCI	(4,130)
Regulatory adjustment, AOCI	86,991
Net current period other comprehensive income (loss)	(8,499)
Less: Translation adjustment attributable to redeemable noncontrolling interest, AOCI	(22)
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, AOCI	(8,477)
Ending Balance AOCI December 31, 2014, AOCI	(50,175)	(41,698)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income before reclassifications, FSIRS - Tax (Expense) Benefit	0
FSIRS amounts reclassified from AOCI, FSIRS - Tax (Expense) Benefit	(1,272)
Other comprehensive income before reclassifications, Defined Benefit Plans Before-Tax	(173,646)
Prior service cost, FSIRS - Tax (Expense) Benefit	0
Translation adjustments, Defined Benefit Plans Tax (Expense) Benefit	0
Other comprehensive income before reclassifications, Defined Benefit Plans Tax (Expense) Benefit	65,985
Other comprehensive income before reclassifications, Defined Benefit Plans After-Tax	(107,661)
Translation adjustments, FSIRS - Before-Tax	0
Other comprehensive income before reclassifications, FSIRS - Before-Tax	0
FSIRS amounts reclassified from AOCI, FSIRS - Before-Tax	3,345
Prior service cost, FSIRS - Before-Tax	0
Translation adjustments, FSIRS - After-Tax	0
Other comprehensive income before reclassifications, FSIRS - After-Tax	0
FSIRS amounts reclassified from AOCI, FSIRS - After-Tax	2,073
Prior service cost, FSIRS - After-Tax	0
Other comprehensive income before reclassifications, AOCI	(108,320)
Amounts reclassified into net income (Notes 5 and 12)	$ 2,073